FINANCIAL INSTRUMENTS - Schedule of Level 3 Derivative Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	£ 29,613
At 1 January, derivative liabilities	(27,313)
Exchange and other adjustments	39	£ (17)	£ 12
At 31 December, derivative assets	22,051	29,613
At 31 December, derivative liabilities	(18,060)	(27,313)
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	981
At 1 January, derivative liabilities	(1,374)
At 31 December, derivative assets	893	981
At 31 December, derivative liabilities	(944)	(1,374)
Level 3 | Derivative assets
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative assets	981	863
Exchange and other adjustments	(4)	16
(Losses) gains recognised in the income statement within other income	(182)	84
Purchases (additions)	214	61
(Sales) redemptions	(116)	(85)
Transfers into the level 3 portfolio	0	41
Transfers out of the level 3 portfolio	0	1
At 31 December, derivative assets	893	981	863
Gains recognised in the income statement, within other income, relating to change in fair value of those liabilities held at 31 December	182	(84)
Level 3 | Derivative assets | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
(Losses) gains recognised in the income statement within other income	219	(99)
Gains recognised in the income statement, within other income, relating to change in fair value of those liabilities held at 31 December	(219)	99
Level 3 | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
At 1 January, derivative liabilities	(1,374)	(1,367)
Exchange and other adjustments	4	(17)
(Losses) gains recognised in the income statement within other income	292	(112)
Purchases (additions)	(328)	(6)
(Sales) redemptions	462	19
Transfers into the level 3 portfolio	0	(51)
Transfers out of the level 3 portfolio	0	160
At 31 December, derivative liabilities	(944)	(1,374)	£ (1,367)
Gains (losses) recognised in the income statement, within other income, relating to change in fair value of those assets held at 31 December	(292)	112
Level 3 | Derivative liabilities | Other
FINANCIAL INSTRUMENTS (Details) - Schedule of Level 3 Derivative Assets and Liabilities [Line Items]
(Losses) gains recognised in the income statement within other income	(324)	131
Gains (losses) recognised in the income statement, within other income, relating to change in fair value of those assets held at 31 December	£ 324	£ (131)